As filed with the Securities and Exchange Commission on November 5, 2007

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Avenue, NW Suite 5500

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485; or

☒	On November 12, 2007 pursuant to paragraph (b) of Rule 485; or

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OLD WESTBURY FUNDS, INC.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on August 24, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 5th day of November, 2007.

OLD WESTBURY FUNDS, INC.

By:
Marc D. Stern, President*

Pursuant to the requirements of the 1933 Act, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 5th day of November, 2007.

Name	Title	Date

Marc D. Stern	President*	November 5, 2007

Patricia Francy	Director*	November 5, 2007

Robert M. Kaufman	Director*	November 5, 2007

Eugene P. Beard	Director*	November 5, 2007

John R. Whitmore	Director*	November 5, 2007

Stephen M. Watson	Director*	November 5, 2007

Andrew McNally	Treasurer, Principal Financial Officer*

*By:	/s/ Steven Williamson
Steven Williamson
As Attorney-in-Fact
November 5, 2007